Grafiti LLC Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Grafiti LLC Transactions [Abstract]
Grafiti LLC Transactions

Note 12 - Grafiti LLC Transactions

Distributor Agreement

On July 19, 2024, Grafiti Limited entered into a Distributor Agreement with Grafiti LLC. Grafiti LLC is 100% owned by Nadir Ali who was a director and officer of Damon as of September 30, 2024. Nadir Ali resigned as director and officer of Damon upon the closing of the Business Combination on November 13, 2024. Under the Distributor Agreement, Grafiti LLC granted Grafiti Limited a non-exclusive, non-transferable right and license to market and distribute SAVES (statistical analytics and visualization) products in the United Kingdom and other agreed-upon territories. Grafiti Limited will pay Grafiti LLC the then-current prices for the products, subject to a discount of up to 50% if certain revenue targets are met or other arrangements agreed upon by the parties. The deemed effective date of the Distributor Agreement is retroactive to January 1, 2024, and will remain in effect for one year from the effective date, automatically renewing for successive one-year periods unless either party provides advance notice prior to the end of the current term to not extend. Either party may terminate the agreement without cause by providing at least 90 days’ prior written notice, or immediately for specified reasons, including an uncured breach or bankruptcy. As of June 30, 2024 Grafiti Limited owed Grafiti LLC $42,896 under the agreement which is included in the Accounts Payable line on the condensed consolidated balance sheets. The Company has recorded the amounts related to the recognized revenue during the three months ended September 30, 2024 and 2023 as cost of revenues on the Company’s condensed consolidated statement of operations of $39,647 and $0, respectively. As of September 30, 2024 Grafiti Limited owed Grafiti LLC $50,341 under the agreement which is included in the Accounts Payable line on the condensed consolidated balance sheets.

Administrative Support Service Agreement

On July 19, 2024, Grafiti Limited entered into an Administrative Support Service Agreement with Grafiti LLC. Under the Administrative Support Service Agreement, Grafiti LLC agreed to provide accounting, tax, and other administrative sales support services to Grafiti Limited for $5,080 per month, with the amount subject to a 5% annual increase by Grafiti LLC. The Administrative Support Service Agreement is deemed to have commenced on January 1, 2024, and remains in effect for one year from the effective date, automatically renewing for successive one-year periods unless either party provides advance notice prior to the end of the current term to not extend. The Company has recorded these amounts as general and administrative costs on the Company’s condensed consolidated statement of operations of $15,240 and $0 for the three months ended September 30, 2024 and 2023, respectively. As of September 30, 2024, Grafiti Limited owed Grafiti LLC $15,240 under the agreement which is included in the Accounts Payable line on the condensed consolidated balance sheets.

Note 12 - Grafiti LLC Transactions

The Company notes that after the transaction on December 27, 2023, the software is owned by Grafiti LLC and the Company has negotiated a monthly license fee of 50% of the amount invoiced to customers during the month for the use/sale of its software (See Note 15 for distributor agreement details). The Company notes that Grafiti LLC is wholly owned by Grafiti Group LLC, which is owned by Nadir Ali, the former CEO of Inpixon. The Company has recorded the amounts related to the recognized revenue during the January 1, 2024 through June 30, 2024 period as cost of revenues on the Company’s consolidated statement of operations of approximately $34,474, $0 and $0 for the years ended June 30, 2024, 2023 and 2022, respectively. Additionally, starting from January 1, 2024, the Company pays an administrative service fee of $5,080 per month to Grafiti LLC for the administrative services provided by Grafiti LLC. The Company has recorded these amounts as general and administrative costs on the Company’s consolidated statement of operations of approximately $30,480, $0 and $0 for the years ended June 30, 2024, 2023 and 2022, respectively.